RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of interests in subsidiaries [Table Text Block]
	Ownership interest
	as at December 31,
	2022	2021
Gibraltar Mines Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Holdings Inc.	100%	100%
Florence Copper Holdings Inc.	100%	-
FC-ISR Holdings Inc.	100%	-
Florence Copper LLC[1]	100%	100%
Aley Corporation	100%	100%
Yellowhead Mining Inc.	100%	100%

Disclosure of compensation for key management personnel [Table Text Block]
	Year ended December 31,
	2022	2021
Salaries and benefits	7,380	6,252
Post-employment benefits	730	1,672
Share-based compensation expense	2,358	5,011
	10,468	12,935